UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund
The fund's portfolio
10/31/18 (Unaudited)

CORPORATE BONDS AND NOTES (47.2%)(a)
	Principal amount	Value
Banking (29.9%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.64%), 3.085%, 1/18/19 (Netherlands)	$50,205,000	$50,249,180
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 2.881%, 8/27/21 (Netherlands)	36,600,000	36,630,378
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.86%, 1/19/21 (Netherlands)	38,000,000	37,949,346
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.66%), 3.026%, 9/23/19 (Australia)	28,940,000	29,080,803
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.661%, 11/9/20 (Australia)	24,900,000	24,923,796
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.822%, 8/19/20 (Australia)	28,950,000	29,072,371
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.772%, 5/17/21 (Australia)	14,625,000	14,632,655
Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 3.046%, 10/1/21	22,570,000	22,648,828
Bank of America Corp. sr. unsec. notes 6.875%, 11/15/18	6,410,000	6,419,692
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.857%, 1/23/22	21,445,000	21,304,989
Bank of America Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.04%), 3.476%, 1/15/19	21,664,000	21,706,210
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.42%), 3.87%, 4/19/21	22,683,000	23,210,810
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.66%), 3.129%, 7/21/21	22,970,000	23,069,509
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%), 2.776%, 7/13/20 (Canada)	36,200,000	36,287,821
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.46%), 2.896%, 4/13/21 (Canada)	11,600,000	11,635,917
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 3.101%, 8/27/21 (Canada)	7,500,000	7,584,713
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.44%), 2.774%, 6/15/20 (Canada)	24,600,000	24,700,796
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%), 3.182%, 8/17/20	2,600,000	2,630,464
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.90%, 3/28/19 (France)	19,255,000	19,199,703
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.959%, 7/20/20 (France)	73,900,000	74,085,767
Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.65%), 2.993%, 8/7/20 (United Kingdom)	25,500,000	25,596,530
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.66%), 3.201%, 2/1/19	11,313,000	11,322,958
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.72%), 3.151%, 1/15/20	20,957,000	21,086,577
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 2.904%, 6/15/20	34,740,000	34,919,729
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.22%), 2.761%, 2/1/21	36,350,000	36,270,805
Branch Banking & Trust Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.886%, 1/15/20	10,000,000	10,026,172
Branch Banking & Trust Co. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.53%), 3.071%, 5/1/19	16,250,000	16,271,992
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.874%, 2/2/21 (Canada)	27,300,000	27,319,257
Capital One Bank USA NA sr. unsec. notes Ser. BKNT, 2.30%, 6/5/19	48,100,000	47,910,474
Capital One NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.77%), 3.099%, 9/13/19	34,400,000	34,547,004
Capital One NA sr. unsec. notes 2.40%, 9/5/19	9,000,000	8,937,055
Capital One NA sr. unsec. notes Ser. BKNT, 1.85%, 9/13/19	20,315,000	20,081,828
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.31%), 3.818%, 10/26/20	18,205,000	18,535,610
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 3.766%, 3/30/21	60,863,000	62,108,611
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 3.749%, 8/2/21	28,093,000	28,559,344
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 3.45%, 4/25/22	6,650,000	6,718,476
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.07%), 3.397%, 12/8/21	17,250,000	17,521,171
Citizens Bank NA sr. unsec. notes Ser. BKNT, 2.30%, 12/3/18	19,500,000	19,492,544
Citizens Bank NA sr. unsec. unsub. notes Ser. BKNT, 2.50%, 3/14/19	15,500,000	15,479,112
Citizens Bank NA/Providence RI sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.54%), 2.861%, 3/2/20	37,900,000	37,991,166
Citizens Bank NA/Providence RI sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%), 2.881%, 5/26/20	49,176,000	49,312,005
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.64%), 2.983%, 11/7/19 (Australia)	19,627,000	19,721,483
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.777%, 3/10/20 (Australia)	14,900,000	14,933,343
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.737%, 9/18/20 (Australia)	19,600,000	19,656,367
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.394%, 3/15/19 (Australia)	6,550,000	6,571,973
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.73%), 3.061%, 6/11/21	42,600,000	42,678,546
Compass Bank sr. unsec. unsub. notes Ser. BKNT, 2.75%, 9/29/19	2,888,000	2,875,009
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.83%), 3.244%, 1/10/22 (Netherlands)	29,100,000	29,465,078
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.938%, 4/26/21 (Netherlands)	25,370,000	25,434,288
Cooperative Rabobank UA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 2.851%, 8/9/19 (Netherlands)	48,300,000	48,449,675
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.297%, 6/10/20 (United Kingdom)	26,005,000	26,291,159
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.80%), 3.236%, 4/15/19 (United Kingdom)	23,040,000	23,105,779
Credit Suisse AG/New York, NY sr. unsec. notes 5.30%, 8/13/19	67,967,000	69,122,037
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 4.735%, 4/16/21 (United Kingdom)	65,283,000	67,873,301
Credit Suisse Group Funding Guernsey, Ltd. 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 4.735%, 4/16/21 (United Kingdom)	1,750,000	1,814,681
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.903%, 9/6/19 (Denmark)	40,141,000	40,117,125
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.831%, 3/2/20 (Denmark)	25,200,000	25,169,900
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.07%), 3.391%, 6/2/21 (Norway)	7,000,000	7,110,713
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.768%, 10/2/20 (Norway)	69,605,000	69,720,608
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 2.948%, 7/26/21	24,800,000	24,788,115
Fifth Third Bank sr. unsec. notes Ser. BKNT, 1.625%, 9/27/19	28,200,000	27,835,962
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.59%), 2.971%, 9/27/19	13,335,000	13,355,296
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%), 2.77%, 10/30/20	26,345,000	26,347,529
HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 2.24%), 4.567%, 3/8/21 (United Kingdom)	28,139,000	29,227,867
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.66%), 3.971%, 5/25/21 (United Kingdom)	7,566,000	7,778,485
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.922%, 5/18/21 (United Kingdom)	28,000,000	28,031,024
HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.948%, 11/13/19	13,350,000	13,393,443
Huntington National Bank (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.837%, 3/10/20	30,085,000	30,172,719
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.13%), 3.496%, 3/22/19 (Netherlands)	13,130,000	13,180,226
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.282%, 8/17/20 (Netherlands)	5,350,000	5,412,331
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.88%), 3.194%, 8/15/21 (Netherlands)	3,500,000	3,535,064
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.924%, 8/15/19 (Netherlands)	8,000,000	8,019,928
ING Bank NV 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.086%, 10/1/19 (Netherlands)	14,455,000	14,514,280
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 3.536%, 3/29/22 (Netherlands)	37,510,000	38,069,747
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.48%), 3.801%, 3/1/21	22,584,000	23,124,667
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.21%), 3.714%, 10/29/20	16,152,000	16,431,250
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 3.432%, 1/23/20	23,528,000	23,728,212
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.68%), 3.001%, 6/1/21	21,160,000	21,191,740
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.877%, 3/9/21	22,842,000	22,871,352
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.34%), 2.848%, 4/26/21	14,750,000	14,752,863
JPMorgan Chase Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 2.831%, 2/1/21	6,000,000	5,995,992
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 3.12%, 11/22/21	4,750,000	4,803,377
KeyBank NA sr. unsec. unsub. notes Ser. BKNT, 2.35%, 3/8/19	24,750,000	24,709,564
KeyBank NA sr. unsec. unsub. notes Ser. BKNT, 1.60%, 8/22/19	31,443,000	31,078,660
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	31,979,000	31,965,985
Lloyds Bank PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.833%, 5/7/21 (United Kingdom)	65,400,000	65,484,972
Lloyds Banking Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 3.153%, 6/21/21 (United Kingdom)	9,055,000	9,079,118
Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%), 2.76%, 1/25/21	63,120,000	63,013,138
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.30%, 1/30/19	22,700,000	22,667,753
Manufacturers & Traders Trust Co. unsec. sub FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%), 2.961%, 12/1/21	12,650,000	12,588,395
Mellon Funding Corp. company guaranty unsec. sub. notes 5.50%, 11/15/18	3,700,000	3,703,759
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.158%, 7/26/21 (Japan)	45,366,000	45,540,251
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.88%), 4.201%, 3/1/21 (Japan)	8,429,000	8,693,106
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.394%, 9/13/21 (Japan)	20,855,000	21,177,835
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 3.23%, 2/22/22 (Japan)	10,299,000	10,388,797
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 3.251%, 2/28/22 (Japan)	16,690,000	16,851,794
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.474%, 9/13/21 (Japan)	48,489,000	49,170,468
Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.48%), 3.905%, 4/12/21 (Japan)	13,200,000	13,503,510
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.017%, 12/9/19 (Australia)	2,600,000	2,614,194
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.59%), 3.004%, 1/10/20 (Australia)	17,750,000	17,833,091
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.918%, 9/20/21 (Australia)	28,200,000	28,285,728
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.82%, 5/22/20 (Australia)	25,700,000	25,786,390
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.775%, 1/12/21 (Australia)	27,900,000	27,862,307
National Bank of Canada company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 2.894%, 6/12/20 (Canada)	21,023,000	21,123,101
National Bank of Canada sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.889%, 11/2/20 (Canada)	18,700,000	18,700,785
National Bank of Canada sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.84%), 3.172%, 12/14/18 (Canada)	5,070,000	5,073,458
Nordea Bank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 3.301%, 5/27/21 (Finland)	8,353,000	8,468,196
Nordea Bank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.787%, 5/29/20 (Finland)	51,875,000	51,994,157
Nordea Bank AB 144A sr. unsec. unsub. notes 2.375%, 4/4/19 (Finland)	15,000,000	14,979,195
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.719%, 1/22/21	27,970,000	27,970,336
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.36%), 2.682%, 5/19/20	34,150,000	34,212,039
PNC Bank NA sr. unsec. notes Ser. BKNT, 1.70%, 12/7/18	11,700,000	11,688,729
PNC Bank NA sr. unsec. notes Ser. BKNT, 1.45%, 7/29/19	21,600,000	21,360,526
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.776%, 4/1/21	31,865,000	31,759,539
Regions Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 2.838%, 8/13/21	67,026,000	67,051,865
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.30%), 2.769%, 7/22/20 (Canada)	17,300,000	17,325,168
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.38%), 2.701%, 3/2/20 (Canada)	20,000,000	20,039,987
Royal Bank of Canada sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.70%), 3.027%, 12/10/18 (Canada)	12,000,000	12,006,336
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 2.91%, 4/30/21 (Canada)	28,450,000	28,447,212
Santander Holdings USA, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.436%, 7/15/19	5,500,000	5,510,065
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 2.941%, 6/1/21 (United Kingdom)	52,200,000	52,407,525
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.882%, 11/3/20 (United Kingdom)	15,456,000	15,467,855
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 2.904%, 9/13/19 (Sweden)	45,200,000	45,343,962
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 2.742%, 5/17/21 (Sweden)	52,250,000	52,243,573
State Street Corp. sr. unsec. unsub. notes 2.55%, 8/18/20	33,700,000	33,349,496
Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.799%, 1/17/20 (Japan)	26,000,000	26,024,624
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.68%), 4.007%, 3/9/21 (Japan)	8,460,000	8,698,851
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.59%, 10/19/21 (Japan)	33,874,000	34,452,600
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.39%, 1/11/22 (Japan)	8,220,000	8,305,144
Suncorp-Metway, Ltd. 144A sr. unsec. notes 2.10%, 5/3/19 (Australia)	5,000,000	4,977,800
SunTrust Bank sr. unsec. notes Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 3.008%, 10/26/21	35,300,000	35,295,482
SunTrust Bank/Atlanta, GA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.53%), 3.057%, 1/31/20	28,550,000	28,641,071
SunTrust Banks, Inc. sr. unsec. notes 2.35%, 11/1/18	63,382,000	63,382,000
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.782%, 5/24/21 (Sweden)	38,900,000	38,999,856
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 2.687%, 9/8/20 (Sweden)	15,000,000	15,030,100
Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 1.15%), 3.546%, 3/30/21 (Sweden)	21,400,000	21,786,340
Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.49%), 2.813%, 9/6/19 (Sweden)	6,000,000	6,014,877
Svenska Handelsbanken AB company guaranty sr. unsec. notes Ser. BKNT, 1.50%, 9/6/19 (Sweden)	14,600,000	14,425,150
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 3.032%, 3/14/22 (Sweden)	8,500,000	8,563,546
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 2.73%, 1/25/21 (Canada)	28,500,000	28,485,180
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.93%), 3.262%, 12/14/20 (Canada)	1,700,000	1,723,540
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.26%), 2.594%, 9/17/20 (Canada)	17,600,000	17,622,176
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 3.408%, 4/7/21 (Canada)	26,000,000	26,401,097
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 2.903%, 11/5/19 (Canada)	7,300,000	7,330,894
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 2.865%, 1/18/19 (Canada)	4,950,000	4,952,361
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.761%, 6/11/21 (Canada)	38,200,000	38,296,875
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.32%), 2.828%, 4/26/21	38,700,000	38,795,047
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 2.602%, 5/21/21	78,380,000	78,401,851
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.907%, 6/8/20 (United Kingdom)	21,000,000	21,100,905
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.801%, 12/1/20 (United Kingdom)	22,918,000	22,937,159
UBS AG/Stamford, CT sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.64%), 2.959%, 8/14/19	12,323,000	12,366,728
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 4.071%, 2/1/22 (Switzerland)	13,450,000	13,798,086
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.44%), 3.806%, 9/24/20 (Switzerland)	28,900,000	29,434,319
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes (BBA LIBOR USD 3 Month + 1.78%), 4.216%, 4/14/21 (Switzerland)	28,554,000	29,391,706
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.64%), 3.127%, 1/24/22	4,840,000	4,881,352
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.93%), 3.268%, 2/11/22	13,300,000	13,408,103
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.34%), 3.661%, 3/4/21	33,686,000	34,370,094
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.03%), 3.533%, 7/26/21	9,960,000	10,114,826
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.88%), 3.349%, 7/22/20	16,847,000	16,969,057
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA LIBOR USD 3 Month + 1.01%), 3.327%, 12/7/20	7,772,000	7,869,080
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 2.833%, 7/23/21	23,700,000	23,716,258
Wells Fargo Bank NA sr. unsec. notes Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 2.987%, 10/22/21	34,500,000	34,515,387
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.85%), 3.27%, 1/11/22 (Australia)	1,900,000	1,920,375
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.74%), 3.05%, 11/23/18 (Australia)	10,000,000	10,003,939
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.56%), 2.882%, 8/19/19 (Australia)	12,950,000	12,991,971
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.83%, 1/25/21 (Australia)	23,450,000	23,451,266
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.753%, 3/6/20 (Australia)	14,900,000	14,940,106
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.594%, 5/15/20 (Australia)	14,300,000	14,304,717

		4,061,318,518
Capital goods (0.1%)
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%), 2.693%, 10/9/19	10,000,000	10,016,350

		10,016,350
Communication services (1.0%)
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.91%), 3.221%, 11/27/18	12,300,000	12,305,560
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.086%, 1/15/20	34,100,000	34,225,748
British Telecommunications PLC sr. unsec. unsub. notes 2.35%, 2/14/19 (United Kingdom)	9,900,000	9,879,685
Comcast Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.738%, 10/1/20	32,517,000	32,530,790
Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 3.029%, 1/17/20 (Netherlands)	22,550,000	22,621,354
Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.789%, 9/19/19 (Netherlands)	20,795,000	20,833,155
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.684%, 8/15/19	80,000	80,114

		132,476,406
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.674%, 3/16/20 (Netherlands)	25,150,000	25,191,673
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.654%, 9/13/19 (Netherlands)	15,000,000	15,025,043

		40,216,716
Consumer cyclicals (2.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.834%, 12/13/19 (Canada)	39,240,000	39,234,947
Amazon.com, Inc. sr. unsec. notes 1.90%, 8/21/20	19,300,000	18,888,350
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.835%, 4/12/21	19,000,000	18,999,259
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.819%, 8/13/21	20,406,000	20,423,771
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.744%, 9/13/19	8,800,000	8,821,122
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.689%, 8/14/20	18,500,000	18,539,301
BMW US Capital, LLC 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.788%, 4/6/20	9,800,000	9,829,915
Ford Motor Credit Co., LLC sr. unsec. unsub. FRN Ser. 1, (BBA LIBOR USD 3 Month + 0.83%), 3.164%, 3/12/19	11,515,000	11,522,475
General Motors Financial Co., Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.27%), 3.678%, 10/4/19	7,950,000	7,998,520
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRB (BBA LIBOR USD 3 Month + 2.06%), 4.496%, 1/15/19	8,250,000	8,276,516
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 3.016%, 1/13/20	10,250,000	10,282,349
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.52%), 2.854%, 9/13/19	15,000,000	15,029,336
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.826%, 7/13/20	29,800,000	29,757,654
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.776%, 9/28/20	11,900,000	11,896,055
Nissan Motor Acceptance Corp. 144A sr. unsec. notes 2.00%, 3/8/19	19,000,000	18,943,766
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.39%), 2.839%, 1/17/19	2,105,000	2,106,404
Vulcan Materials Co. sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.65%), 2.971%, 3/1/21	33,075,000	33,124,077

		283,673,817
Consumer finance (0.7%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.85%, 10/30/20	37,100,000	37,099,253
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.53%), 2.837%, 5/17/21	9,500,000	9,512,385
American Express Credit Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.33%), 2.678%, 5/3/19	6,835,000	6,840,609
American Express Credit Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.887%, 3/18/19	10,921,000	10,936,108
American Express Credit Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.49%), 2.804%, 8/15/19	1,900,000	1,904,374
American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 3.09%, 10/30/19	6,200,000	6,216,265
American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.751%, 3/3/20	7,800,000	7,822,969
American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%), 2.659%, 2/14/20	14,700,000	14,717,167
Aviation Capital Group LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 3.19%, 7/30/21	7,710,000	7,735,862

		102,784,992
Consumer staples (2.0%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%), 3.819%, 2/1/21	31,025,000	31,685,474
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.908%, 10/9/20	14,020,000	13,980,411
Diageo Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.24%), 2.562%, 5/18/20 (United Kingdom)	28,500,000	28,526,970
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 2.911%, 2/10/21	7,235,000	7,248,289
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.42%), 2.761%, 8/9/19	29,038,000	29,070,087
McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 2.10%, 12/7/18	49,000,000	48,967,170
McDonald's Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.939%, 10/28/21	21,430,000	21,491,731
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.61%), 3.119%, 10/28/19 (Netherlands)	36,700,000	36,822,861
Mondelez International, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.52%), 3.061%, 2/1/19	11,750,000	11,760,753
PepsiCo, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.59%), 2.90%, 2/22/19	4,230,000	4,237,587
Tyson Foods, Inc. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.765%, 5/30/19	8,700,000	8,710,129
Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.762%, 8/21/20	24,000,000	24,042,999

		266,544,461
Energy (1.6%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.54%), 2.881%, 5/10/19 (United Kingdom)	2,000,000	2,003,629
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.237%, 5/10/19 (United Kingdom)	21,000,000	20,939,241
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	20,500,000	20,262,870
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.724%, 11/15/19	9,800,000	9,846,927
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.21%), 2.531%, 3/3/20	24,950,000	24,995,685
EQT Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.77%), 3.166%, 10/1/20	28,500,000	28,487,018
Phillips 66 company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.911%, 2/26/21	8,500,000	8,505,925
Phillips 66 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 3.186%, 4/15/20	21,349,000	21,352,771
Phillips 66 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.086%, 4/15/19	22,250,000	22,256,675
Schlumberger Holdings Corp. 144A sr. unsec. notes 2.35%, 12/21/18	40,746,000	40,726,727
Total Capital International SA company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.689%, 6/19/19 (France)	4,525,000	4,530,455
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.125%, 1/10/19 (France)	18,472,000	18,451,092

		222,359,015
Financial (0.5%)
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.83%), 3.266%, 1/15/19 (Canada)	5,000,000	5,007,151
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.66%), 2.992%, 6/14/19 (Canada)	10,000,000	10,029,867
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.64%), 2.957%, 3/7/22 (Canada)	15,850,000	15,947,969
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 2.826%, 7/14/20 (Canada)	24,278,000	24,330,183
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.734%, 1/10/20	19,750,000	19,800,166

		75,115,336
Health care (1.5%)
AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.53%), 2.845%, 11/16/18 (United Kingdom)	42,300,000	42,305,419
Becton Dickinson and Co. (BD) sr. unsec. unsub. notes 2.133%, 6/6/19	22,699,000	22,543,376
GlaxoSmithKline Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.669%, 5/14/21 (United Kingdom)	23,750,000	23,796,336
Halfmoon Parent, Inc. 144A sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.684%, 3/17/20	37,315,000	37,328,529
UnitedHealth Group, Inc. sr. unsec. unsub.FRN (BBA LIBOR USD 3 Month + 0.26%), 2.594%, 6/15/21	27,450,000	27,448,530
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 2.762%, 8/20/21	51,980,000	51,952,970

		205,375,160
Insurance (2.9%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.878%, 7/2/20	28,938,000	28,983,565
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.833%, 6/25/21	19,000,000	19,026,273
American International Group, Inc. sr. unsec. unsub. notes 2.30%, 7/16/19	36,500,000	36,327,277
Jackson National Life Global Funding 144A notes (BBA LIBOR USD 3 Month + 0.30%), 2.736%, 10/15/20	23,300,000	23,298,495
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.811%, 6/11/21	35,900,000	36,036,802
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.809%, 4/27/20	47,500,000	47,515,065
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.631%, 12/27/18	15,300,000	15,301,600
Metropolitan Life Global Funding I 144A FRN (BBA LIBOR USD 3 Month + 0.43%), 2.769%, 12/19/18	10,000,000	10,003,024
Metropolitan Life Global Funding I 144A FRN (SECURED OVERNIGHT FUNDING RATE + 0.57%), 2.75%, 9/7/20	37,300,000	37,340,807
Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19	1,441,000	1,423,034
Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.23%), 2.638%, 1/8/21	11,500,000	11,484,395
Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.22%), 2.559%, 9/19/19	10,300,000	10,308,346
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19	1,753,000	1,733,749
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.39%), 2.877%, 10/24/19	15,000,000	15,046,163
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.32%), 2.661%, 8/6/21	6,000,000	6,003,024
Principal Life Global Funding II 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 2.674%, 6/26/20	37,200,000	37,235,185
Principal Life Global Funding II 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 2.61%, 2/22/19	10,000,000	10,004,034
Protective Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.37%), 2.806%, 7/13/20	23,000,000	23,009,394
Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTN, 2.35%, 8/15/19	18,900,000	18,800,076

		388,880,308
Investment banking/Brokerage (2.4%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.632%, 5/21/21	28,500,000	28,546,911
Discover Bank sr. unsec. unsub. notes 2.60%, 11/13/18	20,000,000	19,996,446
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.16%), 3.637%, 4/23/20	14,845,000	15,009,108
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.20%), 3.534%, 9/15/20	14,928,000	15,135,634
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 3.134%, 12/13/19	7,505,000	7,549,180
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.10%), 3.414%, 11/15/18	29,611,000	29,623,200
Morgan Stanley sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.55%), 2.891%, 2/10/21	25,830,000	25,842,915
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.649%, 1/20/22	37,643,000	38,066,750
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.98%), 3.314%, 6/16/20	11,042,000	11,150,438
Morgan Stanley sr. unsec. unsub. FRN Ser. 3NC2, (BBA LIBOR USD 3 Month + 0.80%), 3.119%, 2/14/20	25,600,000	25,630,413
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.40%), 3.869%, 4/21/21	37,992,000	38,785,011
TD Ameritrade Holding Corp. sr. unsec. notes (BBA LIBOR USD 3 Month + 0.43%), 2.971%, 11/1/21	70,400,000	70,411,968

		325,747,974
Technology (0.6%)
Apple, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.20%), 2.543%, 2/7/20	25,000,000	25,050,935
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 2.20%, 1/15/21	29,150,000	28,166,421
IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.26%), 2.729%, 1/20/21	28,865,000	28,932,099

		82,149,455
Utilities and power (1.6%)
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%), 2.773%, 6/25/21	47,100,000	47,281,975
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.871%, 6/1/19	30,150,000	30,199,388
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.721%, 12/1/20	29,500,000	29,463,686
DTE Energy Co. sr. unsec. notes 1.50%, 10/1/19	7,000,000	6,895,861
Duke Energy Florida, LLC sr. unsec. unsub. notes 2.10%, 12/15/19	8,750,000	8,692,497
Edison International sr. unsec. notes 2.125%, 4/15/20	10,000,000	9,808,717
Southern Co. (The) 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.802%, 2/14/20	36,145,000	36,154,801
Southern Co. (The) 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.70%), 3.096%, 9/30/20	30,800,000	30,872,095
TransCanada PipeLines, Ltd. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.589%, 11/15/19 (Canada)	24,100,000	24,131,354

		223,500,374

Total corporate bonds and notes (cost $6,419,129,311)		$6,420,158,882

COMMERCIAL PAPER (39.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Albermarle Corp.	2.526	11/27/18	$19,000,000	$18,961,326
Albermarle Corp.	2.456	11/19/18	19,425,000	19,397,340
Albermarle Corp.	2.455	11/14/18	16,500,000	16,482,752
Albermarle Corp.	2.452	11/5/18	15,500,000	15,494,263
Amcor Finance USA, Inc.	2.506	11/28/18	20,000,000	19,961,173
Amcor Finance USA, Inc.	2.485	11/15/18	12,000,000	11,987,700
Amcor, Ltd./Australia (Australia)	2.486	11/26/18	29,800,000	29,746,367
Amcor, Ltd./Australia (Australia)	2.430	11/19/18	45,000,000	44,941,219
Amcor, Ltd./Australia (Australia)	2.460	11/16/18	9,000,000	8,990,144
Ameren Corp.	2.455	11/6/18	44,000,000	43,982,371
American Electric Power Co., Inc.	2.517	11/27/18	8,725,000	8,708,680
American Electric Power Co., Inc.	2.466	11/6/18	47,000,000	46,981,169
Aon Corp.	2.456	11/13/18	39,500,000	39,465,082
Aon Corp.	2.455	11/9/18	32,000,000	31,980,616
Arrow Electronics, Inc.	2.994	12/20/18	23,000,000	22,908,415
Arrow Electronics, Inc.	2.908	11/26/18	35,500,000	35,428,262
Arrow Electronics, Inc.	2.937	11/9/18	37,900,000	37,874,039
Arrow Electronics, Inc.	2.774	11/2/18	2,000,000	1,999,699
Assa Abloy Financial Services AB (Sweden)	2.450	11/19/18	17,300,000	17,277,557
AstraZeneca PLC (United Kingdom)	2.456	11/21/18	30,000,000	29,956,565
Autonation, Inc.	2.650	11/1/18	100,000,000	99,992,500
AutoZone, Inc.	2.445	11/15/18	11,800,000	11,787,905
AutoZone, Inc.	2.445	11/14/18	50,000,000	49,952,284
Avery Dennison Corp.	2.530	12/3/18	36,000,000	35,917,698
Aviation Capital Group, LLC	2.505	11/29/18	9,000,000	8,981,672
Aviation Capital Group, LLC	2.496	11/26/18	31,450,000	31,392,716
Aviation Capital Group, LLC	2.505	11/19/18	36,000,000	35,952,348
Aviation Capital Group, LLC	2.473	11/7/18	24,000,000	23,988,427
B.A.T. International Finance PLC (United Kingdom)	2.483	11/7/18	19,000,000	18,991,096
B.A.T. International Finance PLC (United Kingdom)	2.442	11/5/18	30,000,000	29,990,012
Banco Santander SA/New York	2.344	11/1/18	21,000,000	20,998,702
Bell Canada, Inc. (Canada)	2.580	12/14/18	13,000,000	12,959,054
Bell Canada, Inc. (Canada)	2.390	11/19/18	33,900,000	33,854,949
Bell Canada, Inc. (Canada)	2.465	11/15/18	19,500,000	19,479,606
Boston Scientific Corp.	2.605	11/27/18	10,500,000	10,480,360
Boston Scientific Corp.	2.651	11/23/18	4,000,000	3,993,647
Boston Scientific Corp.	2.605	11/15/18	20,000,000	19,979,500
Boston Scientific Corp.	2.605	11/14/18	50,000,000	49,952,284
BP Capital Markets PLC (United Kingdom)	2.273	11/14/18	18,500,000	18,483,518
BPCE SA (France)	2.349	12/31/18	19,000,000	18,924,182
BPCE SA (France)	2.475	12/14/18	10,000,000	9,972,121
BPCE SA (France)	2.475	12/11/18	45,000,000	44,883,765
BPCE SA (France)	2.349	12/10/18	31,000,000	30,922,052
Canadian Natural Resources, Ltd. (Canada)	2.535	11/26/18	18,000,000	17,964,744
CBS Corp.	2.467	11/20/18	38,000,000	37,947,687
CBS Corp.	2.475	11/9/18	13,000,000	12,992,125
CBS Corp.	2.466	11/8/18	24,465,000	24,451,865
CBS Corp.	2.455	11/7/18	25,000,000	24,988,285
Commerzbank US Finance, Inc.	2.364	11/7/18	37,500,000	37,483,958
Consolidated Edison Co. of New York, Inc.	2.404	11/23/18	25,000,000	24,959,654
Constellation Brands, Inc.	2.657	12/5/18	29,000,000	28,920,407
Constellation Brands, Inc.	2.657	12/4/18	15,500,000	15,458,704
Constellation Brands, Inc.	2.656	11/29/18	48,000,000	47,891,463
Constellation Brands, Inc.	2.584	11/7/18	15,000,000	14,992,038
CRH America Finance, Inc.	2.444	11/7/18	27,000,000	26,987,348
Discovery Communications, LLC	2.600	11/1/18	11,875,000	11,874,109
DNB Bank ASA (Norway)	2.451	12/21/18	31,000,000	31,007,781
Dominion Energy Gas Holdings, LLC	2.477	11/6/18	9,500,000	9,496,061
Dominion Energy, Inc.	2.455	11/7/18	15,000,000	14,992,971
Duke Energy Corp.	2.459	12/13/18	50,000,000	49,848,127
Duke Energy Corp.	2.403	11/7/18	28,000,000	27,986,879
E. I. du Pont de Nemours & Co.	2.548	12/14/18	21,000,000	20,933,960
E. I. du Pont de Nemours & Co.	2.507	11/28/18	10,000,000	9,980,377
E. I. du Pont de Nemours & Co.	2.413	11/26/18	13,000,000	12,976,481
E. I. du Pont de Nemours & Co.	2.456	11/15/18	15,000,000	14,984,688
Eastman Chemical Co.	2.506	11/28/18	23,000,000	22,955,349
Eastman Chemical Co.	2.486	11/21/18	16,000,000	15,976,835
Eastman Chemical Co.	2.446	11/15/18	23,000,000	22,976,425
Eastman Chemical Co.	2.456	11/14/18	20,000,000	19,980,913
Eastman Chemical Co.	2.456	11/8/18	13,000,000	12,993,020
Enbridge Energy Partners LP	3.129	11/21/18	27,500,000	27,460,185
Enbridge Energy Partners LP	3.129	11/20/18	28,000,000	27,961,453
Enbridge Energy Partners LP	3.128	11/19/18	19,500,000	19,474,528
Enbridge Energy Partners LP	3.087	11/6/18	5,000,000	4,997,997
Enbridge Energy Partners LP	3.129	11/5/18	41,625,000	41,611,142
Energy Transfer Partners LP	2.850	11/1/18	100,000,000	99,992,500
Eni Finance USA, Inc.	2.538	12/13/18	20,000,000	19,938,486
Eni Finance USA, Inc.	2.516	12/3/18	22,000,000	21,948,615
Eni Finance USA, Inc.	2.455	11/16/18	10,000,000	9,988,836
Eni Finance USA, Inc.	2.425	11/13/18	19,000,000	18,982,916
Eni Finance USA, Inc.	2.434	11/2/18	19,248,000	19,245,455
Entergy Corp.	2.527	11/30/18	45,000,000	44,899,875
Entergy Corp.	2.536	11/29/18	12,000,000	11,974,209
Entergy Corp.	2.409	11/9/18	18,000,000	17,988,503
Entergy Corp.	2.465	11/5/18	6,000,000	5,997,879
ERP Operating LP	2.456	11/16/18	20,000,000	19,978,098
ERP Operating LP	2.455	11/8/18	37,000,000	36,980,135
Export Development Canada (Canada)	2.427	2/11/19	46,750,000	46,422,429
Fidelity National Information Services, Inc.	2.502	11/2/18	68,600,000	68,590,972
FMC Corp.	2.800	11/1/18	19,300,000	19,298,728
FMC Technologies, Inc.	2.506	11/27/18	19,000,000	18,964,461
FMC Technologies, Inc.	2.456	11/20/18	15,000,000	14,979,350
FMC Technologies, Inc.	2.479	11/16/18	25,389,000	25,361,196
FMC Technologies, Inc.	2.474	11/8/18	6,934,000	6,930,277
FMC Technologies, Inc.	2.424	11/5/18	19,000,000	18,993,675
Ford Motor Credit Co., LLC	2.480	12/4/18	8,500,000	8,477,354
Ford Motor Credit Co., LLC	2.427	12/3/18	6,825,000	6,807,370
Ford Motor Credit Co., LLC	2.736	11/26/18	13,475,000	13,447,770
Ford Motor Credit Co., LLC	2.415	11/7/18	7,500,000	7,496,019
Ford Motor Credit Co., LLC	2.479	11/5/18	8,798,000	8,794,676
Fortive Corp.	2.485	11/27/18	7,613,000	7,598,760
Fortive Corp.	2.443	11/13/18	46,000,000	45,959,336
General Motors Financial Co., Inc.	2.793	12/5/18	10,000,000	9,972,369
General Motors Financial Co., Inc.	2.813	11/30/18	18,000,000	17,957,550
General Motors Financial Co., Inc.	2.757	11/29/18	9,500,000	9,478,373
General Motors Financial Co., Inc.	2.757	11/28/18	25,000,000	24,945,128
General Motors Financial Co., Inc.	2.633	11/7/18	5,000,000	4,997,356
Harris Corp.	2.642	12/14/18	25,000,000	24,915,758
Harris Corp.	2.612	12/10/18	10,000,000	9,969,478
Harris Corp.	2.616	11/26/18	5,500,000	5,489,227
Harris Corp.	2.606	11/21/18	34,000,000	33,946,410
Harris Corp.	2.596	11/19/18	22,000,000	21,968,673
Harris Corp.	2.535	11/1/18	6,000,000	5,999,558
Hawaiian Electric Industries, Inc.	2.701	11/5/18	16,300,000	16,293,921
Hawaiian Electric Industries, Inc.	2.701	11/1/18	48,500,000	48,496,396
Humana, Inc.	2.508	11/1/18	24,000,000	23,998,230
ING (U.S.) Funding LLC	2.597	7/26/19	29,000,000	28,996,549
International Business Machines Corp.	2.337	12/28/18	46,500,000	46,325,819
Interpublic Group of Cos., Inc. (The)	2.523	11/16/18	9,000,000	8,990,192
Johnson Controls International PLC	2.506	11/29/18	49,000,000	48,901,398
Keurig Dr Pepper, Inc.	2.505	11/16/18	30,000,000	29,967,307
Keurig Dr Pepper, Inc.	2.473	11/15/18	38,000,000	37,961,208
Keurig Dr Pepper, Inc.	2.455	11/13/18	39,000,000	38,965,665
Kinder Morgan, Inc./DE	2.850	11/1/18	100,000,000	99,992,500
LVMH Moet Hennessy Louis Vuitton SA	2.516	1/22/19	19,000,000	18,890,880
LVMH Moet Hennessy Louis Vuitton SA	2.364	12/26/18	55,000,000	54,793,554
LVMH Moet Hennessy Louis Vuitton SA	2.314	12/12/18	47,000,000	46,870,703
Macquarie Bank, Ltd. (Australia)	2.402	12/3/18	47,000,000	46,899,961
Magna International, Inc. (Canada)	2.525	11/26/18	10,000,000	9,982,067
Magna International, Inc. (Canada)	2.506	11/20/18	33,000,000	32,954,900
Magna International, Inc. (Canada)	2.506	11/13/18	27,000,000	26,994,656
Magna International, Inc. (Canada)	2.495	11/6/18	37,000,000	36,985,237
Marriott International, Inc./MD	2.549	12/12/18	39,000,000	38,884,430
Marriott International, Inc./MD	2.491	11/26/18	27,500,000	27,450,506
Marriott International, Inc./MD	2.429	11/8/18	29,000,000	28,984,430
Mohawk Industries, Inc.	2.476	12/3/18	26,000,000	25,940,178
Mohawk Industries, Inc.	2.436	11/6/18	25,500,000	25,489,783
Mohawk Industries, Inc.	2.455	11/1/18	34,000,000	33,997,760
Moody's Corp.	2.506	11/13/18	75,000,000	74,933,971
National Bank of Canada (Canada)	2.401	2/11/19	39,000,000	39,006,708
National Grid USA	2.769	1/23/19	47,000,000	46,704,997
Nationwide Building Society (United Kingdom)	2.628	1/28/19	55,000,000	54,661,565
Nationwide Building Society (United Kingdom)	2.304	12/10/18	46,500,000	46,379,255
NBCUniversal Enterprise, Inc.	2.456	11/13/18	23,250,000	23,229,447
NextEra Energy Capital Holdings, Inc.	2.541	12/21/18	8,000,000	7,970,828
NextEra Energy Capital Holdings, Inc.	2.592	12/18/18	6,000,000	5,979,504
NextEra Energy Capital Holdings, Inc.	2.591	12/11/18	27,860,000	27,779,502
NextEra Energy Capital Holdings, Inc.	2.448	11/8/18	14,500,000	14,492,215
NextEra Energy Capital Holdings, Inc.	2.438	11/5/18	47,000,000	46,984,353
Northrop Grumman Corp.	2.630	12/19/18	9,000,000	8,968,615
Northrop Grumman Corp.	2.576	12/5/18	27,000,000	26,934,465
Northrop Grumman Corp.	2.506	11/28/18	49,000,000	48,905,027
Nutrien, Ltd. (Canada)	2.612	12/17/18	24,000,000	23,910,073
Nutrien, Ltd. (Canada)	2.506	11/26/18	31,000,000	30,936,819
Puget Sound Energy, Inc.	2.475	11/27/18	10,000,000	9,981,295
Puget Sound Energy, Inc.	2.425	11/8/18	10,000,000	9,994,631
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.428	11/13/18	11,500,000	11,490,635
Rockwell Collins, Inc.	2.505	11/30/18	10,000,000	9,979,167
Rockwell Collins, Inc.	2.494	11/15/18	50,000,000	49,948,750
Rockwell Collins, Inc.	2.453	11/1/18	46,500,000	46,496,936
Rogers Communications, Inc. (Canada)	2.511	12/13/18	46,500,000	46,358,758
Rogers Communications, Inc. (Canada)	2.516	11/27/18	59,500,000	59,388,705
Sheffield Receivables Co., LLC (United Kingdom)	2.290	11/28/18	19,000,000	19,000,860
Sherwin-Williams Co. (The)	2.604	11/19/18	25,870,000	25,839,034
Sherwin-Williams Co. (The)	2.595	11/13/18	18,000,000	17,985,342
Societe Generale SA (France)	2.914	8/26/19	23,000,000	22,428,636
Societe Generale SA (France)	2.400	12/7/18	27,000,000	26,937,757
Standard Chartered Bank/New York	2.349	12/21/18	33,000,000	32,890,231
Stanley Black & Decker, Inc.	2.433	11/8/18	20,800,000	20,788,523
Starbird Funding Corp.	2.358	12/18/18	37,000,000	36,883,968
Suncor Energy, Inc. (Canada)	2.528	11/29/18	25,000,000	24,949,693
Suncor Energy, Inc. (Canada)	2.460	11/20/18	28,000,000	27,961,453
Suncor Energy, Inc. (Canada)	2.430	11/14/18	30,000,000	29,971,370
Suncor Energy, Inc. (Canada)	2.497	11/9/18	14,000,000	13,991,520
Suncor Energy, Inc. (Canada)	2.476	11/2/18	12,000,000	11,998,414
Telus Corp. (Canada)	2.465	11/28/18	9,000,000	8,982,528
Telus Corp. (Canada)	2.510	11/26/18	25,000,000	24,955,006
Total Capital Canada Ltd. (Canada)	2.313	12/19/18	71,000,000	70,770,772
Toyota Motor Credit Corp.	2.491	4/29/19	46,500,000	46,491,909
Toyota Motor Credit Corp.	2.368	12/6/18	37,685,000	37,599,983
TransCanada PipeLines, Ltd. (Canada)	2.416	11/13/18	28,000,000	27,975,248
TransCanada PipeLines, Ltd. (Canada)	2.406	11/6/18	11,000,000	10,995,593
Tyco International Holding SA (Luxembourg)	2.406	11/2/18	50,000,000	49,993,420
UDR, Inc.	2.505	11/19/18	6,000,000	5,992,163
UDR, Inc.	2.435	11/13/18	61,000,000	60,946,076
UDR, Inc.	2.476	11/6/18	38,000,000	37,984,775
United Technologies Corp.	2.590	11/29/18	45,000,000	44,909,447
United Technologies Corp.	2.530	11/28/18	45,450,000	45,361,767
UnitedHealth Group, Inc.	2.455	12/31/18	45,000,000	44,803,885
Walgreens Boots Alliance, Inc.	2.769	1/28/19	13,000,000	12,913,000
Walgreens Boots Alliance, Inc.	2.504	11/14/18	47,000,000	46,955,146
Walgreens Boots Alliance, Inc.	2.474	11/2/18	45,000,000	44,994,052
Waste Management, Inc.	2.454	11/16/18	30,000,000	29,967,307
Waste Management, Inc.	2.402	11/2/18	28,000,000	27,996,315
Westar Energy, Inc.	2.442	11/9/18	14,800,000	14,791,035

Total commercial paper (cost $5,358,348,843)				$5,357,971,135

MORTGAGE-BACKED SECURITIES (6.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (2.7%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.981%, 10/25/27 (Bermuda)	$16,193,674	$16,209,819
FRB Ser. 18-2A, Class M1A, (1 Month US LIBOR + 0.95%), 3.231%, 8/25/28 (Bermuda)	27,992,000	27,992,000
Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ, 6.50%, 11/15/23	68,077	71,236
Structured Agency Credit Risk Debt FRN Ser. 13-DN1, Class M1, (1 Month US LIBOR + 3.40%), 5.681%, 7/25/23	469	470
Ser. 3724, Class CM, 5.50%, 6/15/37	149,822	160,221
Ser. 3316, Class CD, 5.50%, 5/15/37	57,192	61,675
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2, (1 Month US LIBOR + 2.90%), 5.187%, 7/25/28	13,094,599	13,377,974
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.131%, 4/25/28	26,693,296	27,599,988
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M2, (1 Month US LIBOR + 2.80%), 5.081%, 5/25/28	12,160,695	12,502,177
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M2, (1 Month US LIBOR + 2.75%), 5.031%, 9/25/28	4,968,031	5,068,110
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M2, (1 Month US LIBOR + 2.65%), 4.931%, 3/25/28	7,417,222	7,535,394
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.881%, 12/25/27	17,028,960	17,338,131
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M2, (1 Month US LIBOR + 2.50%), 4.781%, 8/25/24	37,022	37,126
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M2, (1 Month US LIBOR + 2.25%), 4.531%, 11/25/28	11,664,760	11,896,869
Ser. 3539, Class PM, 4.50%, 5/15/37	13,588	13,872
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.487%, 3/25/25	1,766,219	1,770,570
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.481%, 10/25/28	20,011,393	20,173,868
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.481%, 9/25/24	2,506,468	2,573,180
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 4.481%, 2/25/24	2,152,815	2,207,453
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M2, (1 Month US LIBOR + 2.00%), 4.281%, 12/25/28	15,775,802	15,956,823
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.237%, 5/25/25	2,521,680	2,580,384
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class M2, (1 Month US LIBOR + 1.85%), 4.131%, 10/25/27	11,074,430	11,245,973
Ser. 2854, Class DL, 4.00%, 9/15/19	4,529	4,529
Ser. 2864, Class GB, 4.00%, 9/15/19	7,298	7,301
Ser. 2783, Class AY, 4.00%, 4/15/19	2,555	2,555
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M2, (1 Month US LIBOR + 1.65%), 3.931%, 4/25/24	11,426,241	11,547,880
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M2, (1 Month US LIBOR + 1.30%), 3.587%, 4/25/29	11,700,000	11,816,482
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M2, (1 Month US LIBOR + 1.30%), 3.581%, 3/25/29	500,000	503,567
FRB Ser. 17-DNA1, Class M1, (1 Month US LIBOR + 1.20%), 3.481%, 7/25/29	3,491,863	3,522,490
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 3.481%, 10/25/29	19,732,193	19,885,349
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M1, (1 Month US LIBOR + 1.20%), 3.481%, 8/25/29	5,408,768	5,439,690
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M1, (1 Month US LIBOR + 0.80%), 3.081%, 12/25/29	20,276,643	20,308,275
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M1, (1 Month US LIBOR + 0.70%), 2.981%, 9/25/30	284,849	284,576
Ser. 3611, PO, zero %, 7/15/34	46,909	39,133
Federal National Mortgage Association
Ser. 11-15, Class AB, 9.75%, 8/25/19	263	266
Ser. 10-110, Class AE, 9.75%, 11/25/18	9	9
Ser. 05-48, Class AR, 5.50%, 2/25/35	21,043	21,224
Ser. 08-8, Class PA, 5.00%, 2/25/38	26,896	27,191
Ser. 09-15, Class MC, 5.00%, 3/25/24	1,720	1,731
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M1, (1 Month US LIBOR + 2.20%), 4.481%, 10/25/28	59,431	59,493
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M1, (1 Month US LIBOR + 2.15%), 4.431%, 9/25/28	2,914,085	2,923,224
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%), 4.281%, 10/25/28	3,923,041	3,963,339
Connecticut Avenue Securities FRB Ser. 13-C01, Class M1, (1 Month US LIBOR + 2.00%), 4.281%, 10/25/23	105,610	105,737
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M1, (1 Month US LIBOR + 1.95%), 4.231%, 8/25/28	693,516	695,085
Ser. 11-60, Class PA, 4.00%, 10/25/39	11,453	11,263
Ser. 11-36, Class PA, 4.00%, 2/25/39	12,523	12,513
Ser. 03-43, Class YA, 4.00%, 3/25/33	142,509	142,727
Ser. 04-27, Class HB, 4.00%, 5/25/19	2,499	2,498
Ser. 03-128, Class NG, 4.00%, 1/25/19	6	6
Connecticut Avenue Securities FRB Ser. 14-C01, Class M1, (1 Month US LIBOR + 1.60%), 3.881%, 1/25/24	832,073	835,611
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M1, (1 Month US LIBOR + 1.45%), 3.731%, 1/25/29	13,945,935	14,040,884
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.631%, 1/25/29	2,860,727	2,867,308
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M1, (1 Month US LIBOR + 1.30%), 3.581%, 7/25/29	7,554,155	7,600,901
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M1, (1 Month US LIBOR + 1.30%), 3.581%, 5/25/29	100,717	100,941
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M1, (1 Month US LIBOR + 1.30%), 3.581%, 4/25/29	4,071,246	4,102,484
Ser. 11-20, Class PC, 3.50%, 3/25/39	19,167	19,180
Ser. 10-155, Class A, 3.50%, 9/25/25	7,143	7,118
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M1, (1 Month US LIBOR + 1.15%), 3.431%, 9/25/29	6,220,538	6,251,512
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M1, (1 Month US LIBOR + 0.95%), 3.231%, 10/25/29	908,141	911,055
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M1, (1 Month US LIBOR + 0.95%), 3.231%, 5/25/24	168,681	168,951
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M1, (1 Month US LIBOR + 0.85%), 3.131%, 11/25/29	748,580	750,109
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%), 3.031%, 12/25/30	2,555,591	2,555,802
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M1, (1 Month US LIBOR + 0.72%), 3.001%, 1/25/31	8,175,246	8,181,377
Ser. 10-43, Class KG, 3.00%, 1/25/21	8,056	8,041
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M1, (1 Month US LIBOR + 0.65%), 2.931%, 8/25/30	4,365,504	4,363,577
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1M1, (1 Month US LIBOR + 0.65%), 2.931%, 5/25/30	4,662,363	4,662,314
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M1, (1 Month US LIBOR + 0.60%), 2.881%, 7/25/30	12,952,309	12,938,062
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M1, (1 Month US LIBOR + 0.55%), 2.831%, 1/25/30	2,273,296	2,273,931
FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 2.781%, 8/25/40	626,819	622,198
Ser. 11-23, Class AB, 2.75%, 6/25/20	1,582	1,585
FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 2.631%, 8/25/36	250,084	249,096
FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 2.531%, 10/25/31	654,546	652,326
Ser. 10-81, Class AP, 2.50%, 7/25/40	69,173	66,992
Ser. 92-96, Class B, PO, zero %, 5/25/22	1,465	1,435
Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 18-R07, Class 1M1, (1 Month US LIBOR + 0.00%), 3.057%, 4/25/31	22,500,000	22,500,000
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	16,229	16,517

		374,450,753
Commercial mortgage-backed securities (0.4%)
COMM Mortgage Trust Ser. 14-CR17, Class A2, 3.012%, 5/10/47	55,894,350	55,877,582

		55,877,582
Residential mortgage-backed securities (non-agency) (3.3%)
ACE Securities Corp. Home Equity Loan Trust FRB Ser. 05-WF1, Class M2, (1 Month US LIBOR + 0.66%), 2.941%, 5/25/35	1,361,821	1,365,483
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates
FRB Ser. 04-R3, Class M1, (1 Month US LIBOR + 0.78%), 3.061%, 5/25/34	584,674	583,871
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%), 3.016%, 10/25/35	5,157,222	5,157,222
Angel Oak Mortgage Trust I LLC 144A FRB Ser. 17-2, Class A1, 2.478%, 7/25/47 (WAC)	3,205,592	3,171,933
Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-3, Class A1, 2.614%, 11/25/47 (WAC)	2,476,497	2,442,569
Argent Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-W8, Class A2, (1 Month US LIBOR + 0.96%), 3.241%, 5/25/34	3,171,704	3,179,950
Banc of America Funding Trust FRB Ser. 05-B, Class 3A1, (1 Month US LIBOR + 0.46%), 2.74%, 4/20/35	607,016	607,016
Banc of America Funding Trust 144A FRB Ser. 15-R4, Class 6A1, (1 Month US LIBOR + 0.14%), 2.356%, 8/27/36	7,449,011	7,411,766
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR + 1.01%), 3.286%, 8/25/35	8,000,354	8,001,154
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 3.281%, 10/25/37	10,003,813	10,014,011
FRB Ser. 05-EC1, Class M2, (1 Month US LIBOR + 0.71%), 2.986%, 11/25/35	3,013,361	3,014,175
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR + 0.66%), 2.941%, 5/25/35	1,004,687	1,004,687
FRB Ser. 06-HE1, Class 1M1, (1 Month US LIBOR + 0.41%), 2.691%, 12/25/35	434,410	436,913
Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD1, Class 1M1, (1 Month US LIBOR + 0.75%), 3.031%, 8/25/43	1,220,738	1,220,197
FRB Ser. 05-SD3, Class 1A, (1 Month US LIBOR + 0.49%), 2.771%, 7/25/35	1,450,413	1,447,526
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, (1 Month US LIBOR + 4.30%), 6.581%, 7/25/25 (Bermuda)	8,223,911	8,281,391
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.24%), 2.521%, 3/25/36	3,800,000	3,762,981
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 3.731%, 10/25/37	4,145,000	4,142,631
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH3, Class M1, (1 Month US LIBOR + 0.29%), 2.571%, 10/25/36	18,970,961	19,046,575
COLT Mortgage Loan Trust 144A Ser. 18-1, Class A1, 2.93%, 2/25/48 (WAC)	4,603,275	4,580,259
Countrywide Asset-Backed Certificates
FRB Ser. 05-BC5, Class M2, (1 Month US LIBOR + 0.48%), 2.761%, 1/25/36	2,851,182	2,855,691
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR + 0.35%), 2.631%, 4/25/36	2,234,549	2,228,962
Countrywide Asset-Backed Certificates Trust
FRB Ser. 05-16, Class 3AV, (1 Month US LIBOR + 0.23%), 2.511%, 5/25/36	3,958,409	3,958,409
FRB Ser. 06-2, Class 1A1, (1 Month US LIBOR + 0.20%), 2.481%, 6/25/36	1,674,040	1,673,544
FRB Ser. 06-3, Class 1A, (1 Month US LIBOR + 0.20%), 2.481%, 6/25/36	384,556	384,339
Credit Suisse Mortgage Trust 144A Ser. 15-2R, Class 7A3, 3.603%, 8/27/36 (WAC)	17,680,726	17,747,029
CSMC Trust 144A
Ser. 10-9R, Class 1A5, 4.00%, 8/27/37 (WAC)	14,562,477	14,562,477
FRB Ser. 14-5R, Class 6A1, (1 Month US LIBOR + 0.15%), 2.366%, 10/27/36	717,504	710,329
Deephaven Residential Mortgage Trust 144A
Ser. 18-1A, Class A1, 2.976%, 12/25/57 (WAC)	6,242,174	6,179,752
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47 (WAC)	2,510,541	2,476,146
Ellington Financial Mortgage Trust 144A Ser. 17-1, Class A1, 2.687%, 10/25/47 (WAC)	12,818,830	12,639,366
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1, Class A2C, (1 Month US LIBOR + 1.25%), 3.531%, 5/25/37	4,070,771	4,107,815
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.72%), 3.001%, 4/25/35	3,617,613	3,614,791
First Franklin Mortgage Loan Trust
FRB Ser. 04-FFH4, Class M5, (1 Month US LIBOR + 1.58%), 3.856%, 1/25/35	1,082,524	1,087,937
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 3.151%, 9/25/34	2,253,824	2,246,266
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR + 0.80%), 3.076%, 9/25/35	4,064,404	4,061,745
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.45%), 2.731%, 11/25/36	1,345,000	1,333,758
FRB Ser. 06-FF1, Class 1A, (1 Month US LIBOR + 0.22%), 2.501%, 1/25/36	381,504	381,331
Galton Funding Mortgage Trust 144A Ser. 18-1, Class A43, 3.50%, 11/25/57 (WAC)	8,034,972	7,994,845
GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%), 2.506%, 12/25/35	3,322,805	3,325,798
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%), 2.711%, 6/25/35	10,218,870	10,269,964
FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%), 2.651%, 6/25/35	2,148,174	2,148,174
GSAMP Trust
FRB Ser. 04-AR2, Class M1, (1 Month US LIBOR + 0.84%), 3.121%, 8/25/34	1,292,813	1,273,622
FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 2.511%, 10/25/46	1,540,315	1,525,066
GSMSC Resecuritization Trust 144A FRB Ser. 09-6R, Class 3A1, 3.87%, 2/26/36 (WAC)	88,841	88,613
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.27%), 2.551%, 10/25/35	16,409,820	16,323,727
Homeward Opportunities Fund I Trust 144A Ser. 18-1, Class A1, 3.78%, 6/25/48 (WAC)	12,730,310	12,603,007
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-FLD1, Class M4, (1 Month US LIBOR + 0.98%), 3.256%, 7/25/35	1,324,678	1,326,706
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR + 0.28%), 2.561%, 11/25/36	6,650,000	6,629,718
FRB Ser. 06-CH1, Class A5, (1 Month US LIBOR + 0.23%), 2.511%, 7/25/36	531,080	530,285
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	8,005,177	7,839,746
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 3.031%, 2/25/34	835,684	836,625
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 4.452%, 11/21/34 (WAC)	1,688,433	1,724,312
Mastr Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 2.861%, 12/25/35	1,794,451	1,784,928
Merrill Lynch Mortgage Investors Trust
FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.50%), 2.781%, 6/25/36	1,837,489	1,839,969
FRB Ser. 06-FF1, Class M2, (1 Month US LIBOR + 0.29%), 2.571%, 8/25/36	2,884,451	2,887,686
New Century Home Equity Loan Trust FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 3.046%, 7/25/35	4,446,674	4,462,799
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.49%), 2.771%, 5/25/35	2,520,121	2,491,568
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 3.845%, 11/25/47	5,044,146	5,098,960
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 2.956%, 4/25/35	2,368,803	2,364,111
FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%), 2.741%, 7/25/35	12,082,000	11,993,119
FRB Ser. 05-3, Class A1C, (1 Month US LIBOR + 0.37%), 2.651%, 7/25/35	8,182,254	8,159,025
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR + 1.04%), 3.316%, 2/25/35	10,030,972	10,071,932
FRB Ser. 05-WCH1, Class M3, (1 Month US LIBOR + 0.84%), 3.121%, 1/25/36	1,382,321	1,383,178
Popular ABS Mortgage Pass-Through Trust FRB Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%), 2.861%, 6/25/35	283,313	284,168
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month US LIBOR + 0.25%), 2.531%, 8/25/36	18,559,871	18,436,448
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR + 0.83%), 3.106%, 1/25/35	1,094,134	1,095,432
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR + 0.80%), 3.076%, 6/25/35	8,928,106	8,940,422
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 3.181%, 11/25/34	4,328,007	4,333,316
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR + 0.80%), 3.076%, 1/25/35	1,568,220	1,586,356
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR + 0.40%), 2.681%, 12/25/35	1,461,666	1,462,412
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 2.761%, 1/25/36	13,413,069	13,307,240
Soundview Home Loan Trust
FRB Ser. 05-CTX1, Class M2, (1 Month US LIBOR + 0.44%), 2.721%, 11/25/35	2,594,725	2,605,023
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%), 2.611%, 3/25/36	3,599,199	3,501,705
Starwood Mortgage Residential Trust 144A Ser. 18-IMC1, Class A1, 3.793%, 3/25/48 (WAC)	14,187,534	14,045,659
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 3.121%, 8/25/34	3,618,961	3,615,984
FRB Ser. 05-8, Class A4, (1 Month US LIBOR + 0.72%), 3.001%, 10/25/35	660,857	661,426
FRB Ser. 05-5, Class M2, (1 Month US LIBOR + 0.69%), 2.971%, 6/25/35	1,898,915	1,900,252
FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.66%), 2.941%, 4/25/35	1,204,502	1,211,694
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR + 0.47%), 2.751%, 7/25/35	1,358,386	1,361,842
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 3.001%, 2/25/35	4,280,014	4,322,069
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 2.541%, 4/25/36	2,527,111	2,514,476
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR + 0.15%), 2.431%, 5/25/36	663,615	659,509
Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.30%), 2.581%, 7/25/36	4,102,604	4,089,914
Verus Securitization Trust 144A
Ser. 2, Class A1, 3.635%, 6/1/58 (WAC)	28,949,922	28,660,423
Ser. 17-SG1A, Class A1, 2.69%, 11/25/47 (WAC)	5,479,380	5,378,286
Ser. 17-2A, Class A1, 2.485%, 7/25/47 (WAC)	17,218,200	16,873,836
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-4, Class M1, (1 Month US LIBOR + 0.46%), 2.741%, 12/25/35	2,294,230	2,302,547
Wells Fargo Home Equity Trust Asset-Backed Securities Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.89%), 3.166%, 11/25/35	1,330,000	1,323,350

		442,573,269

Total mortgage-backed securities (cost $874,789,298)		$872,901,604

ASSET-BACKED SECURITIES (2.9%)(a)
	Principal amount	Value
American Express Credit Account Master Trust FRB Ser. 17-8, Class A, (1 Month US LIBOR + 0.12%), 2.40%, 5/16/22	$6,630,000	$6,632,897
Capital One Multi-Asset Execution Trust
FRB Ser. 14-A4, Class A4, (1 Month US LIBOR + 0.36%), 2.64%, 6/15/22	53,595,000	53,690,571
Ser. 16-A4, Class A4, 1.33%, 6/15/22	23,391,000	23,098,037
Chase Issuance Trust Ser. 12-A4, Class A4, 1.58%, 8/15/21	31,720,000	31,429,762
Citibank Credit Card Issuance Trust Ser. 17-A9, Class A9, 1.80%, 9/20/21	41,773,000	41,364,042
Discover Card Execution Note Trust
Ser. 14-A4, Class A4, 2.12%, 12/15/21	46,430,000	46,225,244
Ser. 12-A6, Class A6, 1.67%, 1/18/22	62,360,000	61,836,014
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.081%, 11/25/50	20,365,000	20,365,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.131%, 11/25/51	20,053,000	20,053,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.082%, 4/24/19	20,792,000	20,792,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.882%, 9/24/19	17,687,000	17,687,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.882%, 7/24/19	16,369,000	16,369,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.882%, 11/24/18	32,563,000	32,563,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.881%, 1/25/46	3,270,859	3,251,934

Total asset-backed securities (cost $395,346,201)		$395,357,501

CERTIFICATES OF DEPOSIT (2.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of Nova Scotia/Houston FRN	2.793	11/1/18	$5,000,000	$5,000,000
Bank of Nova Scotia/Houston FRN	2.541	11/9/18	9,500,000	9,500,320
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY FRN (Japan)	2.960	2/22/19	10,000,000	10,014,145
Canadian Imperial Bank of Commerce/New York, NY FRN	2.571	2/4/19	19,500,000	19,508,579
Canadian Imperial Bank of Commerce/New York, NY FRN	2.647	5/29/19	16,300,000	16,319,379
Credit Agricole Corporate and Investment Bank/New York FRN (France)	2.723	5/11/20	21,250,000	21,261,003
National Bank of Canada/New York, NY FRN	2.543	5/8/19	19,500,000	19,505,954
Nordea Bank AB/New York, NY FRN	2.692	2/21/19	6,000,000	6,006,288
Nordea Bank AB/New York, NY FRN	2.680	3/14/19	5,400,000	5,402,950
Nordea Bank AB/New York, NY FRN	2.657	3/7/19	10,000,000	10,009,244
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.598	5/3/19	19,750,000	19,763,686
Standard Chartered Bank/New York FRN	2.493	11/13/18	52,000,000	52,000,000
Sumitomo Mitsui Banking Corp/New York FRN (Japan)	2.776	6/5/19	19,650,000	19,685,514
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.798	2/12/19	10,000,000	10,009,818
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.796	4/1/20	14,750,000	14,784,617
Swedbank AB/New York FRN	2.632	8/24/20	28,500,000	28,489,786
Swedbank/New York FRN	2.492	12/31/18	47,250,000	47,263,514
US Bank, NA/Cincinnati, OH FRN	2.411	5/13/19	8,000,000	7,998,280

Total certificates of deposit (cost $322,339,441)				$322,523,077

ASSET-BACKED COMMERCIAL PAPER (1.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC CCP (United Kingdom)	2.314	11/27/18	$46,750,000	$46,669,917
LMA-Americas, LLC (France)	2.359	12/17/18	20,000,000	19,938,091
LMA-Americas, LLC (France)	2.314	12/12/18	18,500,000	18,449,107
Matchpoint Finance PLC (Ireland)	2.364	12/24/18	17,800,000	17,734,692
MetLife Short Term Funding, LLC	2.243	11/27/18	13,000,000	12,977,731
Old Line Funding, LLC	2.446	12/24/18	47,000,000	46,833,197

Total asset-backed commercial paper (cost $162,614,112)				$162,602,735

REPURCHASE AGREEMENTS (0.6%)(a)
	Principal amount	Value
Interest in $50,000,000 tri-party term repurchase agreement dated 10/31/18 with BNP Paribas 2.410% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.900% to 6.675% and due dates ranging from 9/23/19 to 1/1/49, valued at $52,503,515)(IR)(EG)	$50,000,000	$50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/18 with RBC Capital Markets, LLC 2.440% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.450% to 6.104% and due dates ranging from 12/6/19 to 1/1/49, valued at $26,251,779)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $75,000,000)		$75,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association Pass-Through Certificates 4.50%, 10/15/19	$4,819	$4,833

		4,833
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 3/1/19	2,758	2,767
6.00%, 2/1/19	1	1
5.00%, with due dates from 11/1/19 to 5/1/21	15,311	15,436
Federal National Mortgage Association Pass-Through Certificates
6.50%, 12/1/19	295	298
6.00%, with due dates from 9/1/19 to 5/1/23	10,601	10,904
5.50%, with due dates from 11/1/18 to 11/1/23	12,458	12,590
5.00%, 11/1/19	7,180	7,204

		49,200

Total U.S. government and agency mortgage obligations (cost $57,357)		$54,033
TOTAL INVESTMENTS

Total investments (cost $13,607,624,563)		$13,606,568,967

	Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,589,893,151.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	At the close of the reporting period, the fund maintained liquid assets totaling $9,528,595 to cover the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.8%
	Canada	8.6
	United Kingdom	6.0
	Australia	3.5
	Netherlands	3.2
	France	3.0
	Japan	2.0
	Sweden	1.8
	Norway	0.8
	Finland	0.6
	Switzerland	0.5
	Denmark	0.5
	Other	0.7

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $78,755,295, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$162,602,735	$—
Asset-backed securities	—	395,357,501	—
Certificates of deposit	—	322,523,077	—
Commercial paper	—	5,357,971,135	—
Corporate bonds and notes	—	6,420,158,882	—
Mortgage-backed securities	—	872,901,604	—
Repurchase agreements	—	75,000,000	—
U.S. government and agency mortgage obligations	—	54,033	—

Totals by level	$—	$13,606,568,967	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018